BUFFALO Funds(R)

Balanced Fund
Equity Fund
High Yield Fund
Science & Technology Fund
Small Cap Fund
USA Global Fund

SEMIANNUAL REPORT

September 30, 2001

MESSAGE
To Our Shareholders

The first five months of this six month period were good for the Buffalo Funds.
The sixth month brought September 11th, and its fallout has not gone unnoticed by the Funds or the markets. The short-term impact has been understandably negative, yet we remain convinced that our investing focus on long-term positive trends will be rewarded. When thinking about the tremendous long-term performance of the stock market we must remember that those averages include world war, depression, and presidential assassination. The numbers include the bad times along with the strong and prosperous times, and have been positive for investors with the perseverance to weather the ups and downs.

Fortunately, our capacity to manage and function has not been affected by these events. Our ability to continue doing what we're doing is unchanged. The country, for the most part, is continuing business as usual, and that's how it should be. As monumental as the events of September 11 were, they didn't change or affect the core, underlying trends we have focused our Funds around.
Demographics trends aren't changing, technology trends remain unchanged, and several trends we had already identified have even become more pronounced. We feel the patience to ride out these trends will be a major contributor to winning results over the months and years to come.

As of September 30, the Buffalo Funds included about 18,600 accounts, totaling
$406 million in assets under management.

Should you have any comments or questions concerning your investments, please contact us at 1-800-49-BUFFALO or visit our web site at www.buffalofunds.com.
Thank you for your continued confidence and investments.

Sincerely,

/s/Stephen S. Soden
Stephen S. Soden

President

Portfolio Management Review

Another Day of Infamy

The employees of Kornitzer Capital Management join all Americans in their shock and sadness regarding the recent terrorist attacks on America. Our thoughts and sympathies are with all of those touched by this tragedy. In light of recent events, many clients and shareholders naturally have questioned the financial implications for today's changed world. Therefore, we feel that it is important to provide our perspective on the current investing climate.

The World Has Changed Forever, Again

While the history of the stock market in the United States dates back to the
Buttonwood Agreement in 1792, looking back only as far as the beginning of the twentieth century provides several examples of world altering developments that have shaken Wall Street's foundations.

President McKinley was assassinated in 1901; the Titanic sank in 1912; and the income tax was introduced in 1913. But a truly world changing event was about to occur during the summer of 1914 as Europe erupted in war, and World War I began.
Although the United States would not declare war on Germany until April 6, 1917, our market quickly felt the impact of the "war to end all wars." So world changing was this event that the New York Stock Exchange was closed from July 31 to November 28, 1914. Interestingly, the exchange was closed because the exchange's board of governors succumbed to the theory that investments in stocks and bonds would be liquidated in favor of gold bullion. When trading resumed in
December 1914, the Dow did gap down from around 80 to the 55 level, and then spent the next two years rising steadily to over 110 by December 1916, nearly double the level at which many must have sold only two years earlier.

Tragedy struck much closer to home only a couple of years after the end of World
War I. On September 16, 1920 a horse drawn wagon, loaded with TNT, was parked
100 feet west of the corner of Wall and Broad Streets. The location was strategically chosen to be near the offices of J.P. Morgan & Co. (then the world's most powerful financial institution), the New York Stock Exchange,
Federal Hall, and the U.S. Assay Office. At about noon, the bomb exploded.
Thirty people were killed immediately and the New York Stock Exchange promptly closed for the day. Frederick Lewis Allen's account from the 1931 book Only
Yesterday reads:

A great mushroom-shaped cloud of yellowish-green smoke rose slowly into the upper air between the skyscrapers. Below it, the air was filled with dust pouring out of the Morgan windows and the windows of other buildings--dust from shrapnel-bitten plaster walls. And below that, the street ran red with the blood of the dead and dying. Those who by blind chance had escaped the hail of steel picked themselves up and ran in terror as glass and fragments of stone showered down from the buildings above; then there was a surge of people back to the horror again, a vast crowd milling about and trying to help the victims and not knowing what to do first and bumping into one another and shouting; then fire engines and ambulances clanged to the scene and police and hospital orderlies fought their way through the mob and brought it at last to order.

Amazingly, given the severity and proximity of the attack, the stock exchange was reopened the next day. Like today, the stock market was already very weak at the time of the 1920 bombing. The Dow had fallen nearly 20% prior to the
September 1920 bombing, and the economy was in a very deep recession. After the bombing the market continued to skid an additional 28%, finally bottoming in
August 1921. Those who remained bearish and thought America would never be the same again were severely punished for the next several years, as the roaring twenties got under way.

In many ways, the situation in early 1920 was eerily similar to today. The economy prior to the September 20, 1920 bombing was very weak--described then as a depression. And, like today, the threat in 1920 was not well defined by national borders and established governments. Then, the problem was typically characterized as the work of European anarchists, socialists, and communists.
Calls for restrictions on immigration increased. The socialist party received 6%
of the presidential vote in 1912, rising to capture nearly 17% in 1924. Bombings were common. One attack that was unsuccessful, but illustrates the scope of the terror was a plot involving the sending of bombs to A. Mitchell Palmer, the U.S.
Attorney General, J.P. Morgan, John D. Rockefeller, Justice Oliver Wendell
Holmes, and Judge Kenesaw Mountain Landis (who became the first commissioner of baseball). Capitalism, and indeed, America's way of life was being threatened.
Today, the threat is equally difficult to define and characterize, and today's feeling of vulnerability must have been just as real in 1920.

Because it led to the entry of the United States into World War II, the December
7, 1941 bombing of Pearl Harbor is a much more familiar event to most Americans.
The world was about to embark in a war that would lead directly to the death of
45 million people worldwide, including over 400,000 Americans. While the market did fall initially with the Japanese attack on America and the subsequent declaration of war by the United States on the Axis Powers, exiting the stock market proved to be a mistake for those who remained bearish for long. Recalling that World War II did not end until the Japanese surrender in August 1945, it will probably come as a surprise that the Dow bottomed, in "v" fashion, during
April 1942. Interestingly, the U.S. was losing almost every battle with the
Japanese in the Pacific until the Battle of Midway in June 1942. But the turning point for the stock market most closely coincides with Jimmy Doolittle's raid on
Tokyo--a psychological rather than a strategic victory for the United States. If history is any guide, today's market is likely to turn up before the war on terrorism is won.

What About Market Timing?

Investing environments like today's lead many investors to consider market timing--strategically moving their invested assets to cash with the idea of putting their money back into the market at a better time. Selling is easy. The hardest part is being aware of a "better time" to invest. Investors that stayed on the sidelines during World War I (1914-1918) saw the Dow bottom in the early months of the war, and would have missed the strong run from 1915 to 1919.
Investors pulling out of the market after the bombing of Pearl Harbor would have been right for about 4 months. Then they would have missed the incredibly strong run in the market from April 1942 to May 1946.

Despite the historical volatility of the stock market, being a long-term investor has had its rewards. By remaining invested over extended periods of time, an investor assures that he or she will benefit from the subsequent booms that follow all busts. Investors that sold after the devastating 1929 to 1932 time period missed the 54% rise in the market during 1933 and the 48% rise in
1935. Those that sold after the bombing of Pearl Harbor in 1941 risked missing out on the subsequent 147.5% total return experienced during the 1942 through
1945 time period. And those that panicked and exited the stock market after watching their portfolios shrink by approximately 37% during 1973-74, would have missed the 37% and 24% increases in the market during 1975 and 1976, respectively.

Another problem associated with trying to time the market is that most of the positive returns that occur over time take place during very short time periods.
If you are out of the market (e.g., in T-bills or cash) during just a few of the very good years, the impact on your portfolio can be devastating. Figure 1 shows that $1 dollar invested in the stock market at the beginning of 1926 grew to
$2,586 by the end of 2000 (an 11.05% compound annual growth rate over 75 years).
However, missing the six best years of the market lowers portfolio value at the end of 2000 to $263 (an 8.4% compound annual growth rate).

As our summary of past crises has shown, the stock market has made tremendous gains during some of America's most turbulent periods.

Summary

The stock market has seen many difficult periods in the past. One conclusion that we can draw from looking at the stock market reaction to such periods is that stock prices bottom long before the crisis has been resolved. In fact, the market sometimes seems to act in counterintuitive fashion, as the market starts rising during the worst times of the crisis. This makes sense only when we recognize that the market is a discounting mechanism, attempting to reflect future events today. So, the market correctly began discounting, during 1942, an eventual victory of the U.S. and its allies that wouldn't occur until 1945.
Similarly, during the Persian Gulf War, which didn't begin until January 1991, the market had already bottomed during October of 1990.

We would expect the same market behavior this time. The stock market will start moving higher long before the arrival of tangible good news. If you exit the market with the goal of waiting for the arrival of good news, you will miss the market's rise associated with the very news you're waiting for. Only the terrorists knew that September 10th was the day to move out of the market. Given that stocks have already fallen, and what we know regarding the market's reaction to past crises, the only reason to be out of stocks now would be a conclusion that the United States will never recover from the challenge of terrorism. But as we know, the United States has successfully faced similar and even larger challenges in the past. We don't believe the outcome this time will be any different. The events of September 11, 2001 have only served to unify
Americans, and America's allies. Don't sell America short.

Sincerely,

/s/John C. Kornitzer                 /s/Kent W. Gasaway
John C. Kornitzer                    Kent W. Gasaway

President                            Sr. Vice President

/s/Tom W. Laming
Tom W. Laming

Sr. Vice President

CHART - The Dow Jones Industrial Average 1941-1945*

CHART - Figure 1. Cumulative Growth of $1 invested in 1926 and held through 2000

Investment Results -- Total Return

                                                                         NINE
                                                                        MONTHS           ONE YEAR         FIVE YEARS
                                                                        ENDED              ENDED            ENDED           SINCE
                                                                        9/30/01           9/30/01          9/30/01        INCEPTION*
BUFFALO BALANCED FUND                                                    -10.55%          -11.39%             3.83%            6.68%
Lipper Balanced Fund Index                                                -9.13%          -10.33%             8.19%            9.93%

BUFFALO EQUITY FUND                                                      -25.19%          -24.67%             9.25%           13.81%
Lipper Multi-Cap Core Fund Index                                         -21.29%          -27.25%             7.95%           11.21%

BUFFALO HIGH YIELD FUND                                                    7.27%            6.67%             5.67%            8.16%
Lipper High Yield Bond Fund Index                                         -5.98%          -12.77%             0.80%            3.13%

BUFFALO SCIENCE & TECHNOLOGY FUND                                        N/A              N/A               N/A          -22.80%
Lipper Science & Technology Fund Index                               -50.75%          -67.80%             4.24%          -42.57%

BUFFALO SMALL CAP FUND                                                     1.64%            0.52%               N/A           17.94%
Lipper Small-Cap Core Fund Index                                         -12.05%          -15.73%             6.61%           -0.82%

BUFFALO  USA GLOBAL FUND                                                 -23.19%          -24.95%             9.82%           13.55%
Lipper Capital Appreciation Fund Index                                   -27.01%          -36.50%             5.34%            9.11%
Lipper Global Fund Index                                                 -23.18%          -27.35%             5.20%            7.39%

*Buffalo Balanced Fund (8/12/94), Buffalo Equity Fund (5/19/95),
Buffalo High Yield Fund (5/19/95), Buffalo Science & Technology Fund
(4/16/01), Buffalo Small Cap Fund (4/14/98), Buffalo USA Global Fund (5/19/95).

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

BUFFALO
BALANCED FUND

STATEMENT OF NET ASSETS
September 30, 2001 (unaudited)

        SHARES        COMPANY                                                                                           MARKET VALUE

COMMON STOCKS-- 70.30%
BASIC MATERIALS-- 0.06%
             6,521    Philip Services Corp.*                                                                                  15,520

CAPITAL GOODS-- 0.57%
             3,000    Tyco International Ltd.                                                                                136,500

CONSUMER CYCLICAL-- 21.08%
             2,500    Apollo Group, Inc. Cl. A                                                                               105,075
            34,100    Argosy Gaming Co.*                                                                                     893,420
            15,000    Barnes & Noble, Inc.*                                                                              541,500
            25,200    Carnival Corp.                                                                                         554,904
             1,500    DeVry, Inc.*                                                                                            53,850
            35,000    Elcor Corp.                                                                                            753,550
            19,000    Ethan Allen Interiors, Inc.                                                                            522,500
            13,000    ITT Educational Services, Inc.*                                                                        416,000
            19,000    ServiceMaster (The) Co.                                                                                210,710
            23,000    Strayer Education, Inc.                                                                              1,025,800
                                                                                                                           5,077,309

CONSUMER STAPLES-- 1.83%
            12,500    McDonald's Corp.                                                                                       339,250
             1,600    PepsiCo, Inc.                                                                                           77,600
             1,053    Purina Mills, Inc.*                                                                                     23,377
                                                                                                                             440,227
ENERGY -- 1.78%
            25,000    Frontier Oil Corp.                                                                                     428,750

FINANCIAL -- 11.61%
            13,400    American Express Co.                                                                                   389,404
            10,000    Amvescap                                                                                               220,000
             8,500    Bank of America Corp.                                                                                  496,400
            10,050    JP Morgan Chase & Co.                                                                              343,208
             9,000    Morgan Stanley Dean Witter                                                                             417,150
             2,700    Northern Trust Corp.                                                                                   141,696
             8,000    PNC Bank Corp.                                                                                         458,000
            17,000    Stilwell Financial, Inc.                                                                               331,500
                                                                                                                           2,797,358

HEALTH CARE-- 13.42%
            10,100    Abbott Laboratories                                                                                    523,685
             6,500    American Home Products Corp.                                                                           378,625
             3,000    Amgen, Inc.*                                                                                           176,280
             9,500    Bristol-Myers Squibb Co.                                                                               527,820
            11,600    Johnson & Johnson                                                                                  642,640
             8,200    Merck & Company, Inc.                                                                              546,120
            11,100    Shering-Plough Corp.                                                                                   411,810
               950    Zimmer Holdings, Inc.*                                                                                  26,362
                                                                                                                           3,233,342

TECHNOLOGY-- 15.53%
            12,400    Altera Corp.*                                                                               $          204,476
            10,000    Analog Devices, Inc.*                                                                                  327,000
            10,800    Applied Materials, Inc.*                                                                               307,152
               613    Ascential Software Corp.*                                                                                2,023
            37,600    Atmel Corp.*                                                                                           251,168
            10,000    Cisco Systems, Inc.*                                                                                   121,800
            18,000    Dell Computer Corp.*                                                                                   333,540
            15,000    Erickson (LM) Telephone Co.                                                                             52,350
            12,000    Intel Corp.                                                                                            244,680
             8,500    Micron Technology, Inc.*                                                                               160,055
            10,600    Microsoft Corp.*                                                                                       542,402
            16,000    National Semiconductor Corp.*                                                                          352,800
            14,000    Nokia Corp.                                                                                            219,100
            12,000    Sandisk Corp.*                                                                                         118,320
            13,200    Scientific-Atlanta, Inc.                                                                               231,660
             7,000    Sungard Data Systems, Inc.*                                                                            163,590
            10,400    Wind River Systems, Inc.*                                                                              109,200
                                                                                                                           3,741,316
TRANSPORTATION & SERVICES-- 3.83%
            14,600    FedEx Corp.*                                                                                           536,550
            26,000    Southwest Airlines Co.                                                                                 385,840
                                                                                                                             922,390
UTILITIES -- 0.59%
             5,200    Enron Corp.                                                                                            141,596

TOTAL COMMON STOCKS                                                                                                       16,934,308
(cost $18,424,220)

CONVERTIBLE PREFERRED STOCKS-- 5.65%
            15,035    Fleetwood Capital Trust                                                                                347,684
            53,400    ICO Holdings, Inc.                                                                                     700,875
            11,000    Lomak Financing Trust                                                                                  312,125

TOTAL CONVERTIBLE PREFERRED STOCKS                                                                                         1,360,684
(cost $1,546,135)

NON-CONVERTIBLE PREFERRED STOCK-- 0.09%
               250    Adelphia Communications Corp.                                                                           20,875
(cost $25,343)

      FACE AMOUNT     DESCRIPTION                                                                                       MARKET VALUE

CORPORATE BONDS-- 18.15%
$           75,000    Adelphia Communications Corp., 9.875% due 3-1-07                                                        66,563
           150,000    Adelphia Communications Corp., 9.375% due 11-15-09                                                     129,000
           470,000    Argosy Gaming Co., 10.75% due 6-1-09                                                                   502,900
            25,000    Boyd Gaming Corp., 9.25% due 8-1-09                                                                     23,750
           255,000    Charter Communications Holdings, 11.125% due 1-15-11                                                   259,463
            10,000    Circus Circus Enterprise, Inc., 7.625% due 7-15-13                                                       7,925
            50,000    CMS Energy Corp., 8.50% due 4-15-11                                                                     48,943
           125,000    Cummins Engine, 6.75% due 2-15-27                                                                      118,133
            70,000    Diamler Chrysler, 8.50% due 1-18-31                                                                     74,055
           100,000    Elizabeth Arden, Inc., 11.75% due 2-1-11                                                                94,500
           140,000    Fairchild Semiconductor Corp., 10.125% due 3-15-07                                                     132,300
            25,000    Foodmaker Corp., 9.75% due 11-1-03                                                                      25,531
            50,000    French Fragrance, Inc., 10.375% due 5-15-07                                                             44,750
            50,000    Host Marriott, 9.25% due 10-1-07                                                                        44,750
            35,000    Interface, Inc., 9.50% due 11-15-05                                                                     33,075
             5,000    Interface, Inc., 7.30% due 4-1-08                                                                        4,375
            40,000    Isle of Capri Casinos, Inc., 8.75% due 4-15-09                                                          35,800
            25,000    Kmart Corp., 9.375% due 2-1-06                                                                          23,399
           100,000    Luigino's, Inc., 10.00% due 2-1-06                                                                      94,000
            50,000    Mandalay Resort Group, 10.25% due 8-1-07                                                                46,250
            85,000    Mastec, Inc., 7.75% due 2-1-08                                                                          69,275
           200,000    MGM Grand, Inc., 9.75% due 6-1-07                                                                      197,000
           125,000    Nash Finch Co., 8.50% due 5-1-08                                                                       119,375
            50,000    Park Place Entertainment Corp., 8.875% due 9-15-08                                                      47,625
           150,000    Phillips Van-Heusen Corp., 7.75% due 11-15-23                                                          125,250
            80,000    Rogers Communications, Inc., 9.125% due 1-15-06                                                         79,800
            40,000    Rogers Communications, Inc., 8.875% due 7-15-07                                                         40,200
            25,000    Service Corporation Int'l., 6.30% due 3-15-03                                                           23,625
            50,000    Service Corporation Int'l., 6.00% due 12-15-05                                                          42,375
           175,000    Station Casinos, Inc., 9.75% due 4-15-07                                                               161,875
           100,000    Swift Energy Co., 10.25% due 8-1-09                                                                    100,500
            50,000    Terra Industries, 10.50% due 6-15-05                                                                    41,750
           930,000    United Refining Co., 10.75% due 6-15-07                                                                674,250
           100,000    Wal-Mart Stores, Inc., 8.75% due 12-29-06                                                              100,493
            55,000    Warner Chilcott, Inc., 12.625% due 2-15-08                                                              58,575
           325,000    Williams Communications Group, Inc., 10.875% due 10-1-09                                               136,500
            25,000    Winn-Dixie Stores, Inc., 8.875% due 4-1-08                                                              24,000
           610,000    Wiser Oil Co., 9.50% due 5-15-07                                                                       521,550

TOTAL CORPORATE BONDS                                                                                                      4,373,480
(cost $4,817,058)

CONVERTIBLE CORPORATE BONDS-- 4.75%
$           25,000    Adaptec, Inc., 4.75% due 2-1-04                                                             $           22,375
           250,000    Conexant Systems, 4.00% due 2-1-07                                                                     136,250
         1,000,000    Exide Corp., 2.90% due 12-15-05                                                                        385,000
           750,000    HMT Technology Corp., 5.75% due 1-15-04                                                                 67,500
         1,040,000    Intevac, Inc., 6.50% due 3-1-04                                                                        468,000
            22,784    Philip Services Corp., zero cpn. due 4-15-10                                                             1,852
           775,805    Philip Services Corp., zero cpn. due 4-15-20                                                            63,073

TOTAL CONVERTIBLE CORPORATE BONDS                                                                                          1,144,050
(cost $3,336,081)

TOTAL INVESTMENTS-- 98.94%                                                                                                23,833,397
(cost $28,148,837)

Other assets less liabilities-- 1.06%                                                                                        256,430

TOTAL NET ASSETS-- 100.00%                                                                                        $       24,089,827

The identified cost of investments owned at September 30, 2001, was the same for federal income tax and book purposes. Net unrealized depreciation for federal income tax purposes was $4,315,440, which is comprised of unrealized appreciation of $2,580,393 and unrealized depreciation of $6,895,833.

*Non-income producing security

See accompanying Notes to Financial Statements.

BUFFALO
EQUITY FUND

STATEMENT OF NET ASSETS
September 30, 2001 (unaudited)

        SHARES        COMPANY                                                                                           MARKET VALUE

COMMON STOCKS-- 99.08%
CAPITAL GOODS-- 4.80%
            18,700    Raytheon Co.                                                                                $          649,825
            29,700    Tyco International Ltd.                                                                              1,351,350
                                                                                                                           2,001,175
CONSUMER CYCLICAL-- 19.00%
            19,350    Apollo Group, Inc. Cl. A*                                                                              813,281
            60,100    Barnes & Noble, Inc.*                                                                            2,169,610
            48,500    Carnival Corp.                                                                                       1,067,970
            15,100    DeVry, Inc.*                                                                                           542,090
            44,350    Ethan Allen Interiors, Inc.                                                                          1,219,625
            19,600    ITT Educational Services, Inc.*                                                                        627,200
            13,700    Marriott International Cl. A                                                                           457,580
            91,600    ServiceMaster (The) Co.                                                                              1,015,844
                                                                                                                           7,913,200
CONSUMER STAPLES-- 6.53%
            44,000    McDonald's Corp.                                                                                     1,194,160
            31,500    PepsiCo, Inc.                                                                                        1,527,750
                                                                                                                           2,721,910
FINANCIAL -- 14.81%
            39,700    American Express Co.                                                                                 1,153,682
            23,500    Morgan Stanley Dean Witter                                                                           1,089,225
            25,200    Northern Trust Corp.                                                                                 1,322,496
            22,900    PNC Bank Corp.                                                                                       1,311,025
            23,400    Wilmington Trust Corp.                                                                               1,291,680
                                                                                                                           6,168,108
HEALTH CARE-- 14.59%
            33,400    Abbott Laboratories                                                                                  1,731,790
            23,400    Johnson & Johnson                                                                                1,296,360
            23,300    Merck & Company, Inc.                                                                            1,551,780
            40,300    Schering-Plough Corp.                                                                                1,495,130
                                                                                                                           6,075,060
TECHNOLOGY -- 29.57%
            60,200    Altera Corp.*                                                                                          992,698
            31,100    Analog Devices, Inc.*                                                                                1,016,970
            29,600    Applied Materials, Inc.*                                                                               841,824
           107,500    Atmel Corp.*                                                                                           718,100
            45,300    Cisco Systems, Inc.*                                                                                   551,754
            44,600    Diebold, Inc.                                                                                        1,699,260
           129,300    Erickson (LM) Telephone Co.                                                                            451,257
            24,300    Microsoft Corp.*                                                                                     1,243,431
            58,300    Nokia Corp.                                                                                            912,395
            38,700    Sandisk Corp.*                                                                                         381,582
            62,500    Scientific-Atlanta, Inc.                                                                             1,096,875
            69,200    Sungard Data Systems, Inc.*                                                                          1,617,204
            75,700    Wind River Systems, Inc.*                                                                              794,850
                                                                                                                          12,318,200
TRANSPORTATION & SERVICES -- 6.52%
            36,300    FedEx Corp.*                                                                                $        1,334,025
            93,187    Southwest Airlines Co.                                                                               1,382,895
                                                                                                                           2,716,920
UTILITIES -- 3.26%
            49,800    Enron Corp.                                                                                          1,356,054

TOTAL COMMON STOCKS                                                                                                       41,270,627
(cost $43,350,934)

TOTAL INVESTMENTS-- 99.08%                                                                                                41,270,627
(cost $43,350,934)

Other assets less liabilities-- 0.92%                                                                                        383,246

TOTAL NET ASSETS-- 100.00%                                                                                        $       41,653,873

The identified cost of investments owned at September 30, 2001, was the same for federal income tax and book purposes. Net unrealized depreciation for federal income tax purposes was $2,080,307, which is comprised of unrealized appreciation of $4,569,733 and unrealized depreciation of $6,650,040.

*Non-income producing security

See accompanying Notes to Financial Statements.

BUFFALO
HIGH YIELD FUND

STATEMENT OF NET ASSETS
September 30, 2001 (unaudited)

         SHARES OR
       FACE AMOUNT    COMPANY AND DESCRIPTION                                                                           MARKET VALUE

COMMON STOCKS-- 2.35%
            14,326    Micron Technology, Inc.                                                                     $          269,759
             6,384    Philip Services Corp.*                                                                                  15,194
            43,841    Purina Mills, Inc.*                                                                                    973,270

TOTAL COMMON STOCKS                                                                                                        1,258,223
(cost $990,189)

CONVERTIBLE PREFERRED STOCKS-- 12.17%
            39,550    Bethlehem Steel Corp.                                                                                  207,637
            38,950    Carriage Service                                                                                     1,095,469
            20,000    EVI, Inc.                                                                                              782,500
            36,399    Fleetwood Capital Trust                                                                                841,727
            77,200    ICO Holdings, Inc.                                                                                   1,013,250
            36,175    Kmart Financing I                                                                                    1,345,348
             4,870    Lomak Financing Trust                                                                                  138,186
            32,650    TXI Capital Trust I                                                                                  1,083,980

TOTAL CONVERTIBLE PREFERRED STOCKS                                                                                         6,508,097
(cost $8,440,277)

NON-CONVERTIBLE PREFERRED STOCK-- 1.13%
             7,250    Adelphia Communications Corp.                                                                          605,375
(cost $719,125)

CORPORATE BONDS-- 56.55%
$          520,000    Adelphia Communications Corp., 9.875% due 3-1-07                                                       461,500
           100,000    Adelphia Communications Corp., 10.875% due 10-1-10                                                      89,500
           700,000    Applied Extrusion Technology, 10.75% due 7-1-11                                                        700,000
           865,000    Argosy Gaming Co., 10.75% due 6-1-09                                                                   925,550
           100,000    Argosy Gaming Co., 9.00% due 9-1-11                                                                    100,000
           210,000    Bio-Rad Laboratories, 11.625% due 2-15-07                                                              227,850
           370,000    Boyd Gaming Corp., 9.25% due 8-1-09                                                                    351,500
           355,000    Brunswick Corp., 7.375% due 9-1-23                                                                     306,482
         1,160,000    Callon Petroleum Co., 10.125% due 9-15-02                                                            1,154,200
           700,000    Charter Communications Holdings, 8.625% due 4-1-09                                                     628,250
           255,000    Charter Communications Holdings, 11.125% due 1-15-11                                                   259,463
           750,000    Cherokee International, 10.50% due 5-1-09                                                              427,500
           200,000    Circus Circus Enterprise, Inc., 7.625% due 7-15-13                                                     158,500
           250,000    CMS Energy Corp., 8.50% due 4-15-11                                                                    244,716
           500,000    Cummins Engine, 6.75% due 2-15-27                                                                      472,532
           150,000    Diamler Chrysler, 8.50% due 1-18-31                                                                    158,689
           250,000    Elizabeth Arden, Inc., 11.75% due 2-1-11                                                               236,250
           470,000    Exide Corp., 10.00% due 4-15-05                                                                        324,300
           350,000    Fairchild Semiconductor Corp., 10.125% due 3-15-07                                                     330,750
           250,000    Fairchild Semiconductor Corp., 10.375% due 10-1-07                                                     239,375
           100,000    Foodmaker Corp., 9.75% due 11-1-03                                                                     102,125
           695,000    French Fragrance, Inc., 10.375% due 5-15-07                                                            622,025
           100,000    French Fragrance, Inc., 10.375% due 5-15-07                                                             89,500
         1,000,000    Frontier Oil Corp., 11.75% due 11-15-09                                                              1,065,000
           570,000    Giant Industries, Inc., 9.75% due 11-15-03                                                             567,150
           350,000    HMH Properties, 8.45% due 12-1-08                                                                      301,000
           380,000    Host Marriott, 9.25% due 10-1-07                                                                       340,100
           780,000    ICO Holdings, Inc., 10.375% due 6-1-07                                                                 698,100
           135,000    Interface, Inc., 9.50% due 11-15-05                                                                    127,575
           150,000    Interface, Inc., 7.30% due 4-1-08                                                                      131,250
         1,100,000    Isle of Capri Casinos, Inc., 8.75% due 4-15-09                                                         984,500
            96,000    Kmart Corp., 9.78% due 1-5-20                                                                           92,751
           652,000    King Pharmacy, Inc., 10.75% due 2-15-09                                                                718,830
         1,000,000    Luigino's, Inc., 10.00% due 2-1-06                                                                     940,000
           420,000    Mandalay Resort Group, 10.25% due 8-1-07                                                               388,500
           385,000    Mastec, Inc., 7.75% due 2-1-08                                                                         313,775
           400,000    Meritage Corp., 9.75% due 6-1-11                                                                       372,000
           375,000    MGM Grand, Inc., 9.75% due 6-1-07                                                                      369,375
           160,000    MGM Mirage, Inc., 8.375% due 2-1-11                                                                    144,800
           595,000    Motorola, Inc., 7.625% due 11-15-10                                                                    589,017
         1,220,000    Nash Finch Co., 8.50% due 5-1-08                                                                     1,165,100
           300,000    Packard BioScience Co., 9.375% due 3-1-07                                                              310,500
           245,000    Park Place Entertainment Corp., 8.875% due 9-15-08                                                     233,362
           500,000    Park Place Entertainment Corp., 8.125% due 5-15-11                                                     460,000
           250,000    Phillips Van-Heusen Corp., 7.75% due 11-15-23                                                          208,750
           800,000    Pilgrim's Pride Corp., 9.625% due 9-15-11                                                              808,000
           320,000    Plains Resources, Inc., 10.25% due 3-15-06                                                             324,800
           595,000    Rogers Communications, Inc., 9.125% due 1-15-06                                                        593,512
           770,000    Rogers Communications, Inc., 8.875% due 7-15-07                                                        773,850
           835,000    Royal Carribean Cruises Ltd., 7.50% due 10-15-27                                                       563,497
           625,000    Service Corporation Int'l., 6.30% due 3-15-03                                                          590,625
           350,000    Service Corporation Int'l., 6.00% due 12-15-05                                                         296,625
           850,000    ServiceMaster Co., 7.10% due 3-1-18                                                                    694,058
         1,300,000    Specialty Retailers, Inc., 9.00% due 7-15-07                                                            19,500
         1,025,000    Station Casinos, Inc., 9.75% due 4-15-07                                                               948,125
           400,000    Stewart Entertainment, 10.75% due 7-1-08                                                    $          426,000
            65,000    Swift Energy Co., 10.25% due 8-1-09                                                                     65,325
           800,000    Telecommunications Techniques Co. LLC, 9.75% due 5-15-08                                               484,000
           385,000    Terra Industries, 10.50% due 6-15-05                                                                   321,475
         1,755,000    United Refining Co., 10.75% due 6-15-07                                                              1,272,375
           110,000    Wal-Mart Stores, Inc., 8.75% due 12-29-06                                                              110,542
           700,000    Warner Chilcott, Inc., 12.625% due 2-15-08                                                             745,500
           200,000    Williams Communications Group, Inc., 11.70% due 8-1-08                                                  84,000
           100,000    Williams Communications Group, Inc., 10.875% due 10-1-09                                                42,000
           855,000    Williams Communications Group, Inc., 11.875% due 8-1-10                                                359,100
           240,000    Winn-Dixie Stores, Inc., 8.875% due 4-1-08                                                             230,400
         1,600,000    Wiser Oil Co., 9.50% due 5-15-07                                                                     1,368,000
TOTAL CORPORATE BONDS                                                                                                     30,253,301
(cost $33,765,004)

CONVERTIBLE CORPORATE BONDS-- 14.93%
           515,000    Adaptec, Inc., 4.75% due 2-1-04                                                                        460,925
           500,000    Affymetrix, Inc., 5.00% due 10-1-06                                                                    341,875
           400,000    Analog Device, 4.75% due 10-1-05                                                                       369,500
           400,000    Analog Device, 4.75% due 10-1-05                                                                       369,500
           950,000    Conexant Systems, 4.00% due 2-1-07                                                                     517,750
         1,250,000    Exide Corp., 2.90% due 12-15-05                                                                        481,250
           500,000    HMT Technology Corp., 5.75% due 1-15-04                                                                 45,000
         2,430,000    HMT Technology Corp., 5.75% due 1-15-04                                                                218,700
           750,000    Human Genome Sciences, Inc., 3.75% due 3-15-07                                                         515,625
           380,000    Intevac, Inc., 6.50% due 3-1-04                                                                        171,000
         1,865,000    Intevac, Inc., 6.50% due 3-1-04                                                                        839,250
           750,000    LAM Research Corp., 4.00% due 6-1-06                                                                   579,375
           866,000    Lomak Petroleum, Inc., 6.00% due 2-1-07                                                                655,995
           711,000    Moran Energy, Inc., 8.75% due 1-15-08                                                                  640,789
           315,000    OHM Corp., 8.00% due 10-1-06                                                                           275,625
            22,307    Philip Services Corp., zero cpn. due 4-15-10                                                             1,814
           759,568    Philip Services Corp., zero cpn. due 4-15-20                                                            61,753
           390,000    Sunrise Assisted Living, Inc., 5.50% due 6-15-02                                                       390,487
         1,120,000    Wind River Systems, Inc., 5.00% due 8-1-02                                                           1,055,600

TOTAL CONVERTIBLE CORPORATE BONDS                                                                                          7,991,813
(cost $12,517,906)

REPURCHASE AGREEMENT-- 10.75%
$        5,750,000    UMB Bank, n.a., 2.60% due 10-1-01
                         (Collateralized by Federal National Mortgage
                         Association Discount Notes,
                         due 10-9-01 with a value of $5,865,640)                                                  $        5,750,000
(cost $5,750,000)

TOTAL INVESTMENTS-- 97.88%                                                                                                52,366,809
(cost $62,182,501)

Other assets less liabilities-- 2.12%                                                                                      1,133,462

TOTAL NET ASSETS-- 100.00%                                                                                        $       53,500,271

For federal income tax purposes, the identified cost of investments owned at
September 30, 2001, was $62,199,618. Net unrealized depreciation for federal income tax purposes was $9,832,809, which is comprised of unrealized appreciation of $1,202,427 and unrealized depreciation of $11,035,236.

*Non-income producing security

See accompanying Notes to Financial Statements.

BUFFALO SCIENCE &
TECHNOLOGY FUND

STATEMENT OF NET ASSETS
September 30, 2001 (unaudited)

        SHARES        COMPANY                                                                                           MARKET VALUE

COMMON STOCKS-- 93.40%

BASIC        MATERIALS -- 2.76%
             5,300    Sigma-Aldrich Corp.                                                                         $          239,560

CONSUMER CYCLICAL-- 0.20%
             7,100    Stamps.com, Inc.*                                                                                       17,679

HEALTH CARE-- 21.09%
             4,000    Applera Corp.-Celera Genomics Group*                                                                    96,400
             5,500    Bristol-Myers Squibb Co.                                                                               305,580
             8,250    Human Genome Sciences, Inc.*                                                                           254,182
             3,600    Johnson & Johnson                                                                                  199,440
             3,250    Merck & Company, Inc.                                                                              216,450
             7,200    Pfizer, Inc.                                                                                           288,720
            10,300    Quintiles Transnational Corp.*                                                                         150,380
             8,200    Schering-Plough Corp.                                                                                  304,220
               550    Zimmer Holdings, Inc.*                                                                                  15,262
                                                                                                                           1,830,634

TECHNOLOGY -- 69.35%
            17,900    Adaptec, Inc.*                                                                                         140,694
            16,500    ADC Telecommunications, Inc.*                                                                           57,585
             5,000    Advent Software, Inc.*                                                                                 188,250
             6,500    Affymetrix, Inc.*                                                                                      104,325
            10,700    Agilent Technologies, Inc.*                                                                            209,185
            13,650    Altera Corp.*                                                                                          225,089
             6,400    Analog Devices, Inc.*                                                                                  209,280
             6,000    Applied Biosystems Group                                                                               146,400
             7,500    Applied Materials, Inc.*                                                                               213,300
            31,800    Atmel Corp.*                                                                                           212,424
            13,850    Cadence Design System, Inc.*                                                                           230,602
            16,000    Cisco Systems, Inc.*                                                                                   194,880
            10,800    Citrix Systems, Inc.*                                                                                  213,840
            13,650    Dell Computer Corp.*                                                                                   252,935
             7,000    Diebold, Inc.                                                                                          266,700
             1,100    Digimarc Corp.*                                                                                         15,147
            44,100    Erickson (LM) Telephone Co.                                                                            153,909
            10,950    Intel Corp.                                                                                            223,271
            16,400    Intevac, Inc.*                                                                                          36,900
            13,300    Jupiter Media Metrix, Inc.*                                                                              5,719
             3,550    LAM Research Corp.*                                                                                     60,172
             6,350    Maxim Integrated Products*                                                                             221,869
             5,950    Microsoft Corp.*                                                                                       304,461
             8,350    Micron Technology, Inc.*                                                                               157,231
             4,900    MKS Instruments, Inc.*                                                                                  86,975
            14,500    Modem Media, Inc.*                                                                          $           65,975
             6,150    Multex.com, Inc.*                                                                                       12,731
             9,500    National Semiconductor Corp.*                                                                          209,475
            16,800    Nokia Corp.                                                                                            262,920
             2,800    Novellus Systems, Inc.*                                                                                 79,968
            10,794    Roxio, Inc.*                                                                                           164,069
            11,000    Sandisk Corp.*                                                                                         108,460
            15,000    Scientific-Atlanta, Inc.                                                                               263,250
            17,500    Solectron Corp.*                                                                                       203,875
            12,600    Sungard Data Systems, Inc.*                                                                            294,462
            21,300    Wind River Systems, Inc.*                                                                              223,650
                                                                                                                           6,019,978
TOTAL COMMON STOCKS                                                                                                        8,107,851
(cost $11,264,239)

      FACE AMOUNT     DESCRIPTION                                                                                       MARKET VALUE

REPURCHASE AGREEMENT-- 6.56%
$ 570,000             UMB Bank, n.a., 2.60% due 10-1-01
                         (Collateralized by Federal National Mortgage
                         Association Discount Notes,
                         due 10-9-01 with a value of $581,568)                                                               570,000
(cost $570,000)

TOTAL INVESTMENTS-- 99.96%                                                                                                 8,677,851
(cost $11,834,239)

Other assets less liabilities-- 0.04%                                                                                          3,236

TOTAL NET ASSETS-- 100.00%                                                                                        $        8,681,087

The identified cost of investments owned at September 30, 2001, was the same for federal income tax and book purposes. Net unrealized depreciation for federal income tax purposes was $3,156,388, which is comprised of unrealized appreciation of $145,915 and unrealized depreciation of $3,302,303.

*Non-income producing security

See accompanying Notes to Financial Statements.

BUFFALO
SMALL CAP FUND

STATEMENT OF NET ASSETS
September 30, 2001 (unaudited)

        SHARES        COMPANY                                                                                           MARKET VALUE

COMMON STOCKS-- 90.28%
BASIC MATERIALS-- 0.30%
            22,700    Texas Industries, Inc.                                                                      $          701,430

CONSUMER CYCLICAL-- 45.07%
             8,000    Abercrombie & Fitch Co.*                                                                           140,720
            37,850    Apollo Group, Inc. Cl. A*                                                                            1,590,836
            45,750    Apollo Group, Inc. Phoenix University*                                                               1,416,420
           396,600    Argosy Gaming Co.*                                                                                  10,390,920
           245,200    Borders Group, Inc.*                                                                                 4,695,580
            64,300    Bright Horizons Family Solutions, Inc.*                                                              1,736,100
           275,900    Brunswick Corp.                                                                                      4,544,073
            43,190    Career Education Corp.*                                                                              2,375,450
           232,500    Circuit City Stores, Inc.                                                                            2,790,000
           220,500    Coachmen Industries, Inc.                                                                            1,984,500
           156,400    Education Management Corp.*                                                                          4,748,304
           341,900    Elcor Corp.                                                                                          7,361,107
           231,600    Ethan Allen Interiors, Inc.                                                                          6,369,000
           195,100    First Service Corp.*                                                                                 4,362,436
           114,300    Four Seasons Hotels, Inc.                                                                            4,282,821
           170,300    Gentex Corp.*                                                                                        4,068,467
           124,400    Harrahs Entertainment, Inc.*                                                                         3,360,044
           500,800    Isle of Capri Casinos, Inc.*                                                                         3,555,179
           206,800    ITT Educational Services, Inc.*                                                                      6,617,600
           309,500    Monaco Coach Corp.*                                                                                  4,410,375
           209,700    Orient-Express Hotel Ltd.*                                                                           2,937,897
           146,900    Royal Caribbean Cruises Ltd.                                                                         1,576,237
           410,200    Station Casinos, Inc.*                                                                               3,445,680
           150,650    Strayer Education, Inc.                                                                              6,718,990
           243,400    Ultimate Electronics, Inc.*                                                                          4,222,990
           183,800    Zale Corp.*                                                                                          4,867,024
                                                                                                                         104,568,750

CONSUMER STAPLES-- 2.58%
           209,900    Performance Food Group Co.*                                                                          5,988,447

ENERGY -- 1.96%
           264,300    Frontier Oil Corp.                                                                                   4,532,745

FINANCIAL -- 13.71%
           216,000    Boston Private Financial Holdings, Inc.                                                     $        4,214,160
            42,900    Compass Bancshares, Inc.                                                                             1,116,687
            91,500    Edwards AG, Inc.                                                                                     3,212,565
            16,500    Everest Reinsurance Holdings, Inc.                                                                   1,067,550
            65,700    Gabelli Asset Management*                                                                            2,420,388
            25,400    H & R Block, Inc.                                                                                  979,424
           105,200    Legg Mason, Inc.                                                                                     4,182,752
           153,500    Raymond James Financial, Inc.                                                                        4,167,525
            33,000    Stancorp Financial Group                                                                             1,597,200
           193,500    Stewart (W.P.) & Company Ltd.                                                                    3,751,965
            86,500    Waddell & Reed Financial, Inc. Cl. B                                                             2,249,000
            51,500    Wilmington Trust Corp.                                                                               2,842,800
                                                                                                                          31,802,016

HEALTH CARE-- 10.49%
           207,900    First Horizon Pharmaceutical Corp.*                                                                  5,411,637
           183,100    Gale Holdings                                                                                        6,994,420
            44,400    Human Genome Sciences, Inc.*                                                                         1,367,964
            73,833    King Pharmaceuticals, Inc.*                                                                          3,097,294
           100,800    Medicis Pharmaceutical Corp. Cl. A*                                                                  5,037,984
           166,200    Quintiles Transnational Corp.*                                                                       2,426,520
                                                                                                                          24,335,819

TECHNOLOGY -- 16.17%
           333,200    Adaptec, Inc.*                                                                                       2,618,952
           103,600    Advent Software, Inc.*                                                                               3,900,540
           185,200    Affymetrix, Inc.*                                                                                    2,972,460
           287,000    Atmel Corp.*                                                                                         1,917,160
            90,000    Cadence Design System, Inc.*                                                                         1,498,500
            95,000    Copper Mountain Networks, Inc.*                                                                         76,000
            52,900    Diebold, Inc.                                                                                        2,015,490
           331,749    Komag, Inc.*                                                                                             7,630
           138,100    LAM Research Corp.*                                                                                  2,340,795
            25,000    Micrel, Inc.*                                                                                          498,500
           220,193    MKS Instruments, Inc.*                                                                               3,908,426
           122,500    National Instruments Corp.                                                                           3,205,825
            90,000    National Semiconductor Corp.*                                                                        1,984,500
           142,500    Plexus Corp.*                                                                                        3,360,150
           310,000    Sandisk Corp.*                                                                                       3,056,600
           396,300    Wind River Systems, Inc.*                                                                            4,161,150
                                                                                                                          37,522,678

TOTAL COMMON STOCKS                                                                                                      209,451,885
(cost $230,577,971)

      FACE AMOUNT     DESCRIPTION                                                                                       MARKET VALUE

REPURCHASE AGREEMENT-- 9.42%
      $ 21,845,000    UMB Bank, n.a., 2.60% due 10-1-01
                         (Collateralized by Federal National Mortgage
                         Association Discount Notes,
                         due 10-9-01 with a value of $22,282,436)                                                 $       21,845,000
(cost $21,845,000)

TOTAL INVESTMENTS-- 99.70%                                                                                               231,296,885
(cost $252,422,971)

Other assets less liabilities-- 0.30%                                                                                        696,446

TOTAL NET ASSETS-- 100.00%                                                                                        $      231,993,331

The identified cost of investments owned at September 30, 2001, was the same for federal income tax and book purposes. Net unrealized depreciation for federal income tax purposes was $21,126,086, which is comprised of unrealized appreciation of $17,057,107 and unrealized depreciation of $38,183,193.

*Non-income producing security

See accompanying Notes to Financial Statements.

BUFFALO
USA GLOBAL FUND

STATEMENT OF NET ASSETS
September 30, 2001 (unaudited)

        SHARES        COMPANY                                                                                           MARKET VALUE

COMMON STOCKS-- 97.05%

BASIC       MATERIALS -- 3.27% 33,600 Sigma-Aldrich Corp.                                                         $        1,518,720

CAPITAL GOODS-- 2.30%
            28,600    Teleflex, Inc.                                                                                       1,069,354

CONSUMER CYCLICAL-- 4.77%
            31,600    Interface, Inc. Cl. A                                                                                  135,880
            48,600    Korn/Ferry International*                                                                              400,950
            62,200    Lear Corp.*                                                                                          1,680,644
                                                                                                                           2,217,474

CONSUMER STAPLES-- 15.21%
            40,300    Coca-Cola Co.                                                                                        1,888,055
            40,800    Gillette Co.                                                                                         1,215,840
            63,600    McDonald's Corp.                                                                                     1,726,104
            43,600    Wrigley, (Wm.) Jr. Co.                                                                               2,236,680
                                                                                                                           7,066,679

FINANCIAL -- 8.49%
            70,100    AFLAC, Inc.                                                                                          1,892,700
            26,300    American International Group, Inc.                                                                   2,051,400
                                                                                                                           3,944,100
HEALTH CARE-- 25.16%
            33,400    American Home Products Corp.                                                                         1,945,550
            35,300    Bristol-Myers Squibb Co.                                                                             1,961,268
            43,600    Johnson & Johnson                                                                                2,415,440
            47,600    Pfizer, Inc.                                                                                         1,908,760
            88,300    Quintiles Transnational Corp.*                                                                       1,289,180
            47,600    Schering-Plough Corp.                                                                                1,765,960
            14,530    Zimmer Holdings, Inc.*                                                                                 403,208
                                                                                                                          11,689,366

TECHNOLOGY-- 37.85%
           137,500    Adaptec, Inc.*                                                                              $        1,080,750
            44,500    Agilent Technologies, Inc.*                                                                            869,975
            31,100    Analog Devices, Inc.*                                                                                1,016,970
            48,901    Applied Materials, Inc.*                                                                             1,390,744
            85,400    Cadence Design System*                                                                               1,421,910
            66,100    Cisco Systems, Inc.*                                                                                   805,098
            47,000    Citrix Systems, Inc.*                                                                                  930,600
            53,600    Intel Corp.                                                                                          1,092,904
           124,400    Intevac, Inc.*                                                                                         279,900
            36,334    Maxim Integrated Products, Inc.*                                                                     1,269,510
            43,600    Micron Technology, Inc.*                                                                               820,988
            30,500    Microsoft Corp.*                                                                                     1,560,685
            45,002    MKS Instruments, Inc.*                                                                                 798,785
            93,300    Motorola, Inc.                                                                                       1,455,480
            67,400    National Semiconductor Corp.*                                                                        1,486,170
            25,984    Roxio, Inc.*                                                                                           394,957
            78,200    Solectron Corp.*                                                                                       911,030
                                                                                                                          17,586,456

TOTAL COMMON STOCKS                                                                                                       45,092,149
(cost $47,674,395)

      FACE AMOUNT     DESCRIPTION                                                                                       MARKET VALUE

REPURCHASE AGREEMENT-- 2.93%
      $  1,360,000    UMB Bank, n.a., 2.60% due 10-1-01
                         (Collateralized by Federal National Mortgage
                         Association Discount Notes,
                         due 10-9-01 with a value of $1,387,968)                                                           1,360,000
(cost $1,360,000)

TOTAL INVESTMENTS-- 99.98%                                                                                                46,452,149
(cost $49,034,395)

Other assets less liabilities-- 0.02%                                                                                          7,057

TOTAL NET ASSETS-- 100.00%                                                                                        $       46,459,206

The identified cost of investments owned at September 30, 2001, was the same for federal income tax and book purposes. Net unrealized depreciation for federal income tax purposes was $2,582,246, which is comprised of unrealized appreciation of $5,598,254 and unrealized depreciation of $8,180,500.

*Non-income producing security

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS
AND LIABILITIES

September 30, 2001 (unaudited)
(In Thousands Except Per Share Data)
                                                                                     SCIENCE &
                                                                                    TECHNOLOGY FUND
                                                                                     FOR THE PERIOD
                                                                                  FROM APRIL 16, 2001
                                                                                      (INCEPTION)
                                                                          HIGH             TO            SMALL             USA
                                          BALANCED        EQUITY          YIELD       SEPTEMBER 30,      CAP             GLOBAL
                                            FUND           FUND           FUND            2001           FUND             FUND

ASSETS:
     Investments at cost              $      28,149  $      43,351   $      62,183  $      11,834   $    252,423  $       49,034

     Investments at value             $      23,833  $      41,271   $      52,367  $       8,678   $    231,297  $       46,452
     Cash                                        50            388             536            210          1,493              58

     Receivables:
         Investments sold                        --             --              --             --             531             --
         Dividends                               38             21              55              1              72             11
         Interest                               190             --           1,123             --               4             --
         Fund shares sold                        --             --              --             --              --             --

              Total assets                   24,111         41,680          54,081          8,889         233,397         46,521

LIABILITIES AND NET ASSETS:
     Cash overdraft                              --             --              --             --              --             --
     Payables:
         Management fees                         21             26              46              7             201             41
         Registration fees                       --             --              --              2              --             --
         Investments purchased                   --             --             535            199           1,203             21

              Total liabilities                  21             26             581            208           1,404             62

NET ASSETS                            $      24,090    $    41,654   $      53,500  $       8,681   $     231,993 $       46,459

NET ASSETS CONSIST OF:
     Capital (capital stock and
        paid-in capital)              $      29,566    $    43,918   $      67,768  $      11,889   $    251,506  $       51,073
     Accumulated undistributed
         net investment
         income (loss)                          815           (24)             114           (24)           (151)          (109)
     Accumulated undistributed
         net realized gain (loss)
         from investment transactions       (1,975)          (160)         (4,566)           (28)           1,764        (1,923)
     Net unrealized depreciation of
         investments                        (4,316)        (2,080)         (9,816)        (3,156)        (21,126)        (2,582)

NET ASSETS APPLICABLE
TO OUTSTANDING SHARES                 $      24,090  $      41,654   $      53,500  $       8,681   $     231,993  $      46,459

Capital shares, $1.00 par value:
     Authorized                              10,000         10,000          10,000      Unlimited          10,000         10,000

     Outstanding                              2,947          2,642           5,497          1,124          14,974          2,978

NET ASSET VALUE PER SHARE             $        8.17  $       15.77   $        9.73  $        7.72   $       15.49  $       15.60

See accompanying Notes to Financial Statements.

STATEMENTS
OF OPERATIONS

Six Months Ended September 30, 2001, Except As Indicated (unaudited)
(In Thousands)

                                                                                         SCIENCE &
                                                                                        TECHNOLOGY FUND
                                                                                        FOR THE PERIOD
                                                                                      FROM APRIL 16, 2001
                                                                                           (INCEPTION)
                                                                              HIGH             TO            SMALL             USA
                                              BALANCED        EQUITY          YIELD       SEPTEMBER 30,      CAP             GLOBAL
                                                FUND           FUND           FUND            2001           FUND             FUND
INVESTMENT INCOME:
         Dividends                         $         175  $         192   $         345  $         10   $          310   $       165
         Interest                                    412             13           2,021              5             259            17
         Foreign tax withheld                        (1)            (2)              --             --             (1)            --
                                                     586            203           2,366             15             568           182
EXPENSES:
         Management fees                             143            231             252             35             690           272
         Registration fees                            17             20              16              4              29            19
                                                     160            251             268             39             719           291
              Net investment income (loss)           426           (48)           2,098           (24)           (151)         (109)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
         Net realized gain (loss) from
             investment transactions                 201          (790)             514           (28)             828         (800)
         Net unrealized depreciation
              during the period
              on investments                     (2,372)        (5,331)         (3,155)        (3,156)        (29,817)       (4,966)

              Net loss on investments            (2,171)        (6,121)         (2,641)        (3,184)        (28,989)       (5,766)

              Net decrease in net assets
                 resulting
                 from operations           $     (1,745)  $     (6,169)   $       (543)  $     (3,208)   $    (29,140)   $   (5,875)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

(In Thousands)

                                                                                        BALANCED FUND
                                                                      SIX MONTHS ENDED
                                                                     SEPTEMBER 30, 2001            YEAR ENDED
                                                                         (UNAUDITED)             MARCH 31, 2001

OPERATIONS:
     Net investment income                                             $         426                 $    1,011
     Net realized gain (loss) from investment transactions                       201                    (2,176)
     Net unrealized depreciation during the period on investments            (2,372)                      (507)
         Net decrease in net assets resulting from operations                (1,745)                    (1,672)

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income                                                     (472)                    (1,294)
     Net realized gain from investment transactions                               --                         --
         Total distributions to shareholders                                   (472)                    (1,294)

CAPITAL SHARE TRANSACTIONS:
     Shares sold                                                                 931                      7,688
     Reinvested distributions                                                    449                      1,227
                                                                               1,380                      8,915
     Shares repurchased                                                      (2,763)                    (7,503)
         Net increase (decrease) from capital share transactions             (1,383)                      1,412
              Net decrease in net assets                                     (3,600)                    (1,554)

NET ASSETS:
     Beginning of period                                                      27,690                     29,244
     End of period                                                     $      24,090                $    27,690

     Undistributed net investment income at end of period              $         815                $       861

Fund share transactions:
     Shares sold                                                                  99                        778
     Reinvested distributions                                                     54                        132
                                                                                 153                        910
     Shares repurchased                                                        (295)                      (787)
         Net increase (decrease) in fund shares                                (142)                        123

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

(In Thousands)
                                                                                     EQUITY FUND
                                                                    SIX MONTHS ENDED
                                                                   SEPTEMBER 30, 2001            YEAR ENDED
                                                                       (UNAUDITED)             MARCH 31, 2001

OPERATIONS:
     Net investment income (loss)                                   $        (48)                $        66
     Net realized gain (loss) from investment transactions                  (790)                      1,354
     Net unrealized depreciation during the period on investments         (5,331)                    (6,447)
         Net decrease in net assets resulting from operations             (6,169)                    (5,027)

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income                                                     --                       (42)
     Net realized gain from investment transactions                            --                    (3,382)
         Total distributions to shareholders                                   --                    (3,424)

CAPITAL SHARE TRANSACTIONS:
     Shares sold                                                            7,830                     20,824
     Reinvested distributions                                                  --                      3,348
                                                                            7,830                     24,172
     Shares repurchased                                                   (2,934)                    (6,456)
         Net increase (decrease) from capital share transactions            4,896                     17,716
              Net increase (decrease) in net assets                       (1,273)                      9,265

NET ASSETS:
     Beginning of period                                                   42,927                     33,662
     End of period                                                  $      41,654                 $   42,927

     Undistributed net investment income (loss) at end of period    $        (24)                 $       24

Fund share transactions:
     Shares sold                                                              413                        990
     Reinvested distributions                                                  --                        166
                                                                              413                      1,156
     Shares repurchased                                                     (157)                      (307)
         Net increase (decrease) in fund shares                               256                        849

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

(In Thousands)

                                                                                                                 SCIENCE &
                                                                                     HIGH YIELD               TECHNOLOGY FUND
                                                                                        FUND               FOR THE PERIOD FROM
                                                                          SIX MONTHS                          APRIL 16, 2001
                                                                            ENDED                YEAR        (INCEPTION) TO
                                                                         SEPTEMBER 30,            ENDED        SEPTEMBER 30
                                                                             2001               MARCH 31,          2001
                                                                         (UNAUDITED)             2001          (UNAUDITED)

OPERATIONS:
     Net investment income (loss)                                     $           2,098          $    4,053    $           (24)
     Net realized gain (loss) from investment transactions                          514             (4,982)                (28)
     Net unrealized depreciation during the period on investments               (3,155)               5,009             (3,156)
         Net decrease in net assets resulting from operations                     (543)               4,080             (3,208)

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income                                                      (2,305)             (4,042)                  --
     Net realized gain from investment transactions                                  --                  --                  --
         Total distributions to shareholders                                    (2,305)             (4,042)                  --

CAPITAL SHARE TRANSACTIONS:
     Shares sold                                                                 28,124               7,414              11,999
     Reinvested distributions                                                     1,992               3,380                  --
                                                                                 30,116              10,794              11,999
     Shares repurchased                                                        (15,419)            (12,956)               (210)
         Net increase (decrease) from capital share transactions                 14,697             (2,162)              11,789
              Net increase (decrease) in net assets                              11,849             (2,124)               8,581

NET ASSETS:
     Beginning of period                                                         41,651              43,775                 100
     End of period                                                    $          53,500          $   41,651    $          8,681

     Undistributed net investment income (loss) at end of period      $             114          $      326    $           (24)

Fund share transactions:
     Shares sold                                                                  2,726                 724               1,137
     Reinvested distributions                                                       200                 338                  --
                                                                                  2,926               1,062               1,137
     Shares repurchased                                                         (1,496)             (1,284)                (23)
         Net increase (decrease) in fund shares                                   1,430               (222)               1,114

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS

(In Thousands)

                                                                      SMALL CAP                             USA GLOBAL
                                                                         FUND                                   FUND
                                                          SIX MONTHS                              SIX MONTHS
                                                             ENDED               YEAR               ENDED              YEAR
                                                          SEPTEMBER 30,          ENDED          SEPTEMBER 30,          ENDED
                                                              2001              MARCH 31,            2001             MARCH 31,
                                                          (UNAUDITED)            2001            (UNAUDITED)           2001

OPERATIONS:
     Net investment income (loss)                    $            (151)  $            (52)         $     (109)    $           (28)
     Net realized gain (loss) from investment
         transactions                                               828              2,323               (800)                (38)
     Net unrealized depreciation during the period
         on investments                                         (29,817)             1,061             (4,966)            (11,681)
         Net decrease in net assets resulting
                from operations                                 (29,140)             3,332             (5,875)            (11,747)

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income                                            --                --                  --                  --
     Net realized gain from investment transactions                   --            (4,663)                 --              (6,508)
         Total distributions to shareholders                          --            (4,663)                 --              (6,508)

CAPITAL SHARE TRANSACTIONS:
     Shares sold                                                 268,061             30,155              7,406               19,488
     Reinvested distributions                                         --              4,492                 --                6,374
                                                                 268,061             34,647              7,406               25,862
     Shares repurchased                                         (60,401)           (14,450)             (4,407)            (10,356)
         Net increase (decrease) from capital
                share transactions                               207,660             20,197               2,999              15,506
              Net increase (decrease) in net assets              178,520             18,866             (2,876)             (2,749)

NET ASSETS:
     Beginning of period                                          53,473             34,607              49,335              52,084
     End of period                                    $          231,993  $          53,473         $    46,459    $         49,335

     Undistributed net investment income (loss)
        at end of period                              $            (151)  $              --         $     (109)    $             --

Fund share transactions:
     Shares sold                                                  15,116              1,908                 397                 871
     Reinvested distributions                                         --                321                  --                 330
                                                                  15,116              2,229                 397               1,201
     Shares repurchased                                          (3,713)              (908)               (241)               (462)
         Net increase (decrease) in fund shares                   11,403              1,321                 156                 739

NOTES TO FINANCIAL
STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:
The Funds are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. Investment Valuation -- Corporate stocks, bonds and options traded on a national securities exchange or national market are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the closing bid and asked price is used.

Securities which are traded over-the-counter are priced at the mean between the latest bid and asked price. Securities not currently traded are valued at fair value as determined in good faith by the Board of Directors, or its designated committee. Securities with maturities of 60 days or less when acquired or subsequently within 60 days of maturity are valued at amortized cost, which approximates market value.

B. Federal and State Taxes -- The Funds complied with the requirements of the
Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required. The Buffalo
Balanced, Equity, High Yield, Small Cap and USA Global Funds designate $0,
$1,872,882, $0, $4,020,812 and $5,640,078, respectively as long-term capital gain dividends during the year ended March 31, 2001. The Buffalo High Yield Fund has an accumulated net realized loss on sales of investments for federal income tax purposes of $98,388 and $4,212,790, which expires in 2007 and 2009, respectively.

C. Options -- In order to produce incremental earnings and protect gains, the
Funds may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. There were no outstanding written covered call options as of September 30, 2001 or any such transactions during the period then ended.

D. Investment Transactions and Investment Income -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes accretion of market discounts. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. All discounts/premiums are accreted/amortized for financial reporting purposes (see Note 2 "Change in
Accounting Principle").

E. Distributions to Shareholders -- Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for amounts related to redemptions of shares as a part of the deduction for dividends paid for income tax purposes, premium amortization on debt securities, and deferral of post October and wash sale losses.

F. Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2. CHANGE IN ACCOUNTING PRINCIPLE:

As required, effective April 1, 2001, the Funds adopted the provisions of the
AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to April 1, 2001, the Funds did not amortize premiums on debt securities. The accounting principle effected the Balanced and
High Yield Funds. The cumulative effect of this accounting change had no impact on total net assets of the two Funds, but resulted in a $206 and $4,988 reduction in cost of securities and a corresponding $206 and $4,988 increase in net unrealized depreciation for the Balanced Fund and High Yield Fund, respectively, based on securities held on April 1, 2001.

The effect of this change for the period ended September 30, 2001 was to decrease net investment income by $436 and $15,130, increase net unrealized depreciation by $280 and $12,135, and increase net realized gain by $157 and
$2,996 for the Balanced Fund and High Yield Fund, respectively. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

3. MANAGEMENT FEES:

Management fees are paid to Kornitzer Capital Management, Inc. at the rate of 1%
per annum of the average daily net asset values of the Funds for services which include administration, and all other operating expenses of the Funds except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Funds and its shares and the cost of qualifying the
Funds' shares for sale in any jurisdiction. Certain officers and/or directors of the Funds are also officers and/or directors of Kornitzer Capital Management,
Inc.

4. INVESTMENT TRANSACTIONS:

Investment transactions for the period ended September 30, 2001, (excluding maturities of short-term commercial notes and repurchase agreements) were as follows:

Balanced Fund
     Purchases                                                              $           1,747,926
     Proceeds from sales                                                                3,250,045

Equity Fund
     Purchases                                                              $           8,056,821
     Proceeds from sales                                                                2,359,966

High Yield Fund
     Purchases                                                              $          20,127,277
     Proceeds from sales                                                               11,174,595

Science & Technology Fund
     Purchases                                                              $          11,315,221
     Proceeds from sales                                                                   23,036

Small Cap Fund
     Purchases                                                              $         193,737,185
     Proceeds from sales                                                                6,527,122

USA Global Fund
     Purchases                                                              $           5,996,975
     Proceeds from sales                                                                2,991,493

FINANCIAL HIGHLIGHTS

                                                                                 BALANCED FUND
                                               FOR THE SIX MONTH
                                                  PERIOD ENDED
                                               SEPTEMBER 30, 2001(A)              YEARS ENDED MARCH 31,
                                                    (UNAUDITED)      2001            2000            1999           1998       1997

Condensed data for a share of capital
 stock outstanding throughout the period.

Net asset value, beginning of period            $        8.97  $        9.86   $        8.87  $       11.50     $    10.57  $  10.70

     Income from investment operations:
         Net investment income                           0.16           0.35            0.57           0.66            0.65     0.72
         Net gains (losses) on securities
              (both realized and unrealized)           (0.80)         (0.79)            0.87         (1.86)            1.84     0.69

     Total from investment operations                  (0.64)         (0.44)            1.44         (1.20)            2.49     1.41

     Less distributions:
         Dividends from net investment income          (0.16)         (0.45)          (0.45)         (0.66)          (0.65)   (0.71)
         Distributions from capital gains                  --             --              --         (0.64)          (0.91)   (0.83)
         Distribution in excess of capital gains           --             --              --         (0.13)              --       --

     Total distributions                               (0.16)         (0.45)          (0.45)         (1.43)          (1.56)   (1.54)

Net asset value, end of period                  $        8.17  $        8.97   $        9.86  $        8.87      $    11.50 $  10.57

Total return*                                          (7.16%)        (4.58%)         16.78%       (10.49%)          24.76%   13.22%

Ratios/Supplemental Data
Net assets, end of period (in millions)         $          24  $          28   $          29  $          40      $       55 $     44
Ratio of expenses to average net assets**               1.12%          1.06%           1.05%          1.04%           1.04%    1.05%
Ratio of net investment income to average net assets**  2.99%          3.72%           5.82%          6.19%           5.61%    6.20%
Portfolio turnover rate                                    6%            68%             33%            57%             61%      56%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

(a)As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended September 30, 2001 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets per share by less than 1/2 of a percent. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                       EQUITY FUND
                                               FOR THE SIX MONTH
                                                  PERIOD ENDED
                                               SEPTEMBER 30, 2001                    YEARS ENDED MARCH 31,
                                                  (UNAUDITED)        2001            2000            1999         1998        1997

Condensed data for a share of capital
stock outstanding throughout the period.

Net asset value, beginning of period             $       17.99  $       21.91   $       16.95  $       16.94  $    13.93    $  12.36

     Income from investment operations:
         Net investment income                           (0.02)           0.04            0.01           0.04       0.08        0.15
         Net gains (losses) on securities
             (both realized and unrealized)              (2.20)         (1.98)            5.21           0.40       4.85        2.51

     Total from investment operations                    (2.22)         (1.94)            5.22           0.44       4.93        2.66

     Less distributions:
         Dividends from net investment income                --         (0.03)          (0.01)         (0.05)     (0.10)      (0.10)
         Distributions from capital gains                    --         (1.95)          (0.25)         (0.38)     (1.82)      (0.99)
         Distribution in excess of capital gains             --             --              --             --         --          --
     Total distributions                                     --         (1.98)          (0.26)         (0.43)     (1.92)      (1.09)

Net asset value, end of period                   $       15.77  $       17.99   $       21.91  $       16.95  $    16.94    $  13.93

Total return*                                          (12.34%)       (9.86%)         31.07%         2.73%        36.97%      21.23%

Ratios/Supplemental Data
Net assets, end of period (in millions)          $          42  $          43   $          34  $          32  $      35     $     20
Ratio of expenses to average net assets**                1.04%          1.04%           1.05%          1.06%      1.09%        1.16%
Ratio of net investment income to
 average net assets**                                  (0.20%)          0.17%           0.04%          0.27%      0.56%        1.35%
Portfolio turnover rate                                     5%            27%             27%            83%        93%         123%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

(a)As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended September 30, 2001 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets per share by less than 1/2 of a percent. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                 HIGH YIELD FUND
                                              FOR THE SIX MONTH
                                                  PERIOD ENDED
                                              SEPTEMBER 30, 2001(A)                   YEARS ENDED MARCH 31,
                                                   (UNAUDITED)       2001            2000            1999           1998       1997

Condensed data for a share of capital
 stock outstanding throughout the period.

Net asset value, beginning of period            $       10.24  $       10.21   $       10.74  $       12.83      $    11.73 $  11.15

     Income from investment operations:
         Net investment income (loss)                  (0.53)           1.05            1.05           0.93            0.79     0.82
         Net gains (losses) on securities
              (both realized and unrealized)           (0.45)           0.02          (0.54)         (2.18)            1.35     0.71

     Total from investment operations                  (0.98)           1.07            0.51         (1.25)            2.14     1.53

     Less distributions:
         Dividends from net investment income            0.47         (1.04)          (1.04)         (0.76)          (0.80)   (0.80)
         Distributions from capital gains                  --             --              --         (0.08)          (0.24)   (0.15)

     Total distributions                                 0.47         (1.04)          (1.04)         (0.84)          (1.04)   (0.95)

Net asset value, end of period                  $        9.73  $       10.24   $       10.21  $       10.74      $    12.83 $  11.73

Total return*                                         (0.47%)        11.16%          4.83%          (9.92%)          18.63%   14.02%

Ratios/Supplemental Data
Net assets, end of period (in millions)         $          54  $          42   $          44  $          58      $       71  $    20
Ratio of expenses to average net assets**               1.06%          1.04%           1.04%          1.05%           1.03%    1.13%
Ratio of net investment income to average
 net assets**                                           8.33%         10.30%           9.05%          7.76%           6.43%    7.63%
Portfolio turnover rate                                   22%            54%             16%            30%             24%      39%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

(a) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended September 30, 2001 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 8.39% to 8.33%. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                          SCIENCE &
                                                         TECHNOLOGY FUND
                                                             FOR THE                                     EQUITY FUND
                                                           PERIOD FROM               FOR THE                              FOR THE
                                                         APRIL 16, 2001             SIX MONTH                           PERIOD FROM
                                                         (INCEPTION) TO           PERIOD ENDED                        APRIL 14, 1998
                                                          SEPTEMBER 30,           SEPTEMBER 30,       YEARS ENDED     (INCEPTION) TO
                                                              2001                    2001              MARCH 31,          MARCH 31,
                                                           (UNAUDITED)             (UNAUDITED)     2001           2000       1999

Condensed data for a share of capital
 stock outstanding throughout the period.

Net asset value, beginning of period                   $        10.00           $       14.97  $       15.38   $    9.49  $    10.00

     Income from investment operations:
         Net investment income (loss)                          (0.02)                  (0.01)         (0.01)      (0.03)        0.04
         Net gains (losses) on securities
              (both realized and unrealized)                   (2.26)                    0.53           1.27        6.13      (0.51)

     Total from investment operations                          (2.28)                    0.52           1.26        6.10      (0.47)

     Less distributions:
         Dividends from net investment income                      --                      --             --          --      (0.04)
         Distributions from capital gains                          --                      --         (1.67)      (0.21)          --

     Total distributions                                           --                      --         (1.67)      (0.21)      (0.04)

Net asset value, end of period                         $         7.72           $       15.49  $       14.97  $    15.38   $    9.49

Total return*                                                (22.80%)                 3.47%          8.95%        64.87%     (4.69%)

Ratios/Supplemental Data
Net assets, end of period (in millions)               $            9           $         232  $          53   $       35   $      13

Ratio of expenses to average net assets**                      1.00%                   1.03%          1.04%        1.12%       1.02%

Ratio of net investment income to average net assets**       (0.62%)                 (0.22%)        (0.12%)      (0.27%)       0.59%

Portfolio turnover rate                                           0%                      4%            31%          42%         34%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

(a) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended September 30, 2001 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 8.39% to 8.33%. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                     USA GLOBAL FUND
                                                       FOR THE SIX MONTH
                                                         PERIOD ENDED
                                                       SEPTEMBER 30, 2001                YEARS ENDED MARCH 31,
                                                          (UNAUDITED)        2001          2000          1999        1998      1997

Condensed data for a share of capital
stock outstanding throughout the period.

Net asset value, beginning of period                     $       17.48  $       25.01   $     16.27  $    17.29 $    14.10 $   11.36

     Income from investment operations:
         Net investment income (loss)                           (0.04)         (0.01)        (0.03)        0.06       0.07      0.08
         Net gains (losses) on securities
              (both realized and unrealized)                    (1.84)         (4.67)          9.71      (0.51)       4.20      3.32

     Total from investment operations                           (1.88)         (4.68)          9.68      (0.45)       4.27      3.40

     Less distributions:
         Dividends from net investment income                      --             --         (0.02)      (0.06)     (0.06)    (0.05)
         Distributions from capital gains                          --         (2.85)         (0.92)      (0.51)     (1.02)    (0.61)

     Total distributions                                           --         (2.85)         (0.94)      (0.57)     (1.08)    (0.66)

Net asset value, end of period                          $       15.60  $       17.48   $      25.01  $    16.27 $   17.29   $  14.10

Total return*                                                (10.76%)       (19.80%)         60.72%      (2.52%)    31.33%    29.87%

Ratios/Supplemental Data
Net assets, end of period (in millions)                 $          46  $          49   $          52  $      35 $    45     $     27
Ratio of expenses to average net assets**                       1.07%          1.03%           1.04%      1.05%   1.09%        1.13%
Ratio of net investment income to average net assets**        (0.40%)        (0.05%)         (0.16%)      0.34%   0.47%        0.79%
Portfolio turnover rate                                            6%            17%             35%        42%     64%          88%

*Total return not annualized for periods less than one full year

 **Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

This report has been prepared for the information of the Shareholders of the
Buffalo Funds, and is not to be construed as an offering of the shares of the
Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.

Buffalo Mutual Funds
Balanced Fund
Equity Fund
High Yield Fund
Science & Technology Fund
Small Cap Fund
USA Global Fund

BUFFALO FUNDS
JONES & BABSON, INC. DISTRIBUTORS

1-800-49-BUFFALO
(1-800-492-8332)
www.buffalofunds.com

Buffalo Funds
P.O. Box 219757
Kansas City, MO 64121-9757

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